Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Preferred Securities & Income Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2021
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2021